Earnings Per Share - Narrative (Details) - shares shares in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026
Earnings per share [abstract]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	7	7